UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--31.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.1%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. C	2.15	3/9/20	585,000		586,424
AmeriCredit Automobile Receivables
Trust, Ser. 2015-3, Cl. C	2.73	3/8/21	435,000		433,974
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	395,000		401,079
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	420,000	a	422,506
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. A	1.49	11/15/17	28,797	a	28,821
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. B	2.14	6/20/19	155,000		155,481
GM Financial Automobile Leasing
Trust, Ser. 2015-1, Cl. C	2.50	6/20/19	450,000		448,553
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	4/16/18	403,226		404,822
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	206,178		207,477
					3,089,137
Commercial Mortgage Pass-Through Ctfs.--2.1%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	69,623		69,813
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	b	187,606
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	555,000		552,146
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	650,000	a	666,196
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	345,000	b	373,178
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	380,000	a,b	416,623
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	430,000	a	449,630
Credit Suisse Mortgage Trust,
Ser. 2014-USA Cl. C	4.34	9/15/37	240,000	a	250,015
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. CFX	3.49	12/15/19	655,000	a,b	651,163
Hilton USA Trust,
Ser. 2013-HLT, Cl. BFX	3.37	11/5/30	725,000	a	728,539
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	865,000		917,214
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.91	11/15/46	335,000	b	357,627

UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	125,000		129,359
					5,749,109
Consumer Discretionary--1.0%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000		56,106
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	175,000		206,307
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		168,250
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	a	390,389
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	511,153	a	684,053
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		269,096
Sky,
Gtd. Notes	3.75	9/16/24	465,000	a	448,190
Time Warner,
Gtd. Debs.	5.35	12/15/43	530,000		547,564
					2,769,955
Consumer Staples--1.1%
Altria Group,
Gtd. Notes	4.00	1/31/24	65,000		66,202
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		80,367
Altria Group,
Gtd. Notes	4.75	5/5/21	120,000		129,570
Altria Group,
Gtd. Notes	10.20	2/6/39	20,000		32,196
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		422,270
HJ Heinz,
Gtd. Notes	3.95	7/15/25	215,000	a	218,813
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	500,000	a	522,679
Reynolds American,
Gtd. Bonds	3.75	5/20/23	205,000	a	199,432
Reynolds American,
Gtd. Notes	4.85	9/15/23	555,000		585,183
Wallgreens Boots Alliance,
Gtd. Notes	3.80	11/18/24	345,000		338,085
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	270,000	a	277,295
					2,872,092
Energy--1.2%
BP Capital Markets,
Gtd. Notes	2.32	2/13/20	460,000		456,751
Continental Resources,
Gtd. Notes	5.00	9/15/22	225,000		204,187
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	440,000	c	430,853
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	10/1/43	220,000		205,888
Ensco,

Sr. Unscd. Notes	4.50	10/1/24	240,000	c	204,135
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		263,807
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	235,000		186,436
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		198,437
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000		91,016
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000		76,414
Talisman Energy,
Sr. Unscd. Bonds	3.75	2/1/21	170,000		165,017
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	215,000		212,444
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		264,547
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	145,000		140,937
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000		57,801
					3,158,670
Financial--3.7%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	265,000	a	268,362
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		49,656
Bank of America,
Sr. Unscd. Notes	1.33	1/15/19	520,000	b	525,520
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	150,000		151,134
Bank of America,
Sr. Unscd. Notes	3.88	8/1/25	80,000		80,967
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	500,000		511,772
Bank of America,
Sub. Notes	4.25	10/22/26	515,000		508,110
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	290,000		326,084
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		56,447
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		285,782
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		198,291
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	235,000		239,309
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		193,134
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	260,000		260,571
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	160,000		176,556
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	55,000	a	55,407

ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	a	258,282
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.12	3/12/19	765,000	b	755,158
General Electric Capital,
Gtd. Notes	0.80	1/14/19	405,000	b	404,088
Goldman Sachs Group,
Sr. Unscd. Notes	1.42	11/15/18	505,000	b	509,267
Goldman Sachs Group,
Sr. Unscd. Notes	1.93	11/29/23	430,000	b	439,425
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		256,028
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		239,138
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		306,462
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		250,857
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	500,000		500,175
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	220,000		223,228
Morgan Stanley,
Sr. Unscd. Bonds	4.00	7/23/25	75,000		76,640
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		116,957
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	150,000	a	155,440
PNC Bank,
Sr. Unscd. Notes	2.20	1/28/19	250,000		251,881
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		220,167
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		225,129
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	440,000		433,649
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	210,000		208,659
Wells Fargo Bank & Co.,
Sub. Notes	4.30	7/22/27	320,000		325,775
					10,043,507
Foreign/Governmental--.5%
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	200,000	c	172,000
Korea Development Bank,
Sr. Unscd. Notes	2.25	8/7/17	280,000		282,995
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	225,000		210,938
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	420,000		451,500
South Korean Government,
Sr. Unscd. Notes	7.13	4/16/19	100,000		118,300
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	205,000		211,919
					1,447,652

Health Care--.5%
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	130,000		125,593
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	255,000		255,132
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	90,000		89,915
Becton Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	60,000		59,314
Celgene,
Sr. Unscsd. Notes	3.55	8/15/22	215,000		215,549
Medtronic,
Sr. Unscd. Notes	4.63	3/15/45	260,000	a	266,504
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	215,000		206,594
					1,218,601
Industrial--.1%
Waste Management,
Gtd. Notes	6.10	3/15/18	145,000		160,092
Materials--.8%
Agrium,
Sr. Unscd. Notes	3.38	3/15/25	155,000		146,140
Agrium,
Sr. Unscd. Bonds	4.13	3/15/35	100,000		87,846
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	245,000		175,175
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	410,000		369,000
Glencore Funding,
Gtd. Notes	4.63	4/29/24	230,000	a	209,313
LYB International Finance,
Gtd. Notes	4.00	7/15/23	335,000		338,246
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	265,000		269,010
Rio Tinto Finance USA,
Gtd. Notes	3.75	6/15/25	230,000		223,101
Vale Overseas,
Gtd. Notes	4.38	1/11/22	240,000	c	223,152
					2,040,983
Municipal Bonds--.5%
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	85,000		74,059
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	150,000		139,331
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		143,071
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		12,460
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		282,029
New Jersey Economic Development

Authority School Facilities
Construction Revenue	4.45	6/15/20	425,000		424,856
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		165,526
					1,241,332
Telecommunication Services--.4%
AT&T,
Sr. Unscd. Notes	1.24	11/27/18	355,000	b	354,974
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	85,000		83,787
Rogers Communications,
Gtd. Notes	4.10	10/1/23	205,000		206,700
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	210,000		230,607
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	185,000		219,896
					1,095,964
U.S. Government Agencies--1.4%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	d	943,251
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	d	2,301,522
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	d	496,137
					3,740,910
U.S. Government Agencies/Mortgage-Backed--7.9%
Federal Home Loan Mortgage Corp:
3.50%, 12/1/41 - 11/1/44			4,627,182	d	4,810,179
5.00%, 4/1/39			382,775	d	427,943
5.50%, 4/1/22 - 1/1/36			236,164	d	260,454
Federal National Mortgage Association:
3.00%, 5/1/42 - 8/1/42			1,835,540	d	1,854,635
3.50%, 12/1/41 - 8/1/42			2,247,317	d	2,344,252
4.00%, 1/1/41 - 12/1/43			4,829,925	d	5,168,553
4.50%, 2/1/39 - 9/1/43			3,306,974	d	3,608,973
5.00%, 8/1/20 - 7/1/39			797,198	d	870,915
5.50%, 9/1/34 - 5/1/40			260,079	d	295,367
6.00%, 10/1/37 - 2/1/39			65,542	d	74,319
8.00%, 3/1/30			125	d	127
Government National Mortgage Association I;
5.50%, 4/15/33			35,761		40,942
Government National Mortgage Association II;
3.00%, 1/20/45			1,554,007		1,579,674
U.S. Government Securities--8.7%					21,336,333
U.S. Treasury Bonds:
2.50%, 2/15/45			2,285,000		2,079,409
3.00%, 5/15/45			2,205,000		2,231,270
U.S. Treasury Floating Rate Notes:
0.15%, 10/31/16			270,000	b	270,145
0.17%, 7/31/16			85,000	b,c	85,046
0.17%, 4/30/17			430,000	b	430,291
U.S. Treasury Notes:
0.63%, 6/30/17			2,530,000	c	2,526,987
0.63%, 7/31/17			2,420,000	c	2,416,220
1.13%, 6/15/18			3,445,000		3,454,891

1.63%, 6/30/20			2,365,000		2,375,501
1.63%, 7/31/20			7,500,000	c	7,529,588
					23,399,348
Utilities--.7%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		103,196
Enel Finance International,
Gtd. Notes	6.00	10/7/39	210,000	a	243,554
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		340,002
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		255,621
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		101,508
NiSource Finance,
Gtd. Notes	5.65	2/1/45	390,000		446,417
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000		223,131
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		32,984
					1,746,413
Total Bonds and Notes
(cost $84,590,144)					85,110,098

Common Stocks--64.9%			Shares		Value ($)
Consumer Discretionary--5.3%
Amazon.com			2,434	e	1,248,374
Carnival			53,011		2,609,732
CBS, Cl. B			17,763		803,598
Dollar Tree			13,411	e	1,022,723
Hanesbrands			43,581	c	1,312,224
Home Depot			8,666		1,009,242
Interpublic Group of Companies			109,345		2,064,434
Liberty Interactive, Cl. A			19,417	e	525,036
Omnicom Group			19,394		1,299,010
PVH			7,730		919,715
Staples			39,576		562,375
Ulta Salon Cosmetics & Fragrance			4,913	e	776,696
					14,153,159
Consumer Staples--6.9%
Coca-Cola Enterprises			27,899		1,436,520
ConAgra Foods			28,409		1,184,087
CVS Health			32,337		3,311,309
Estee Lauder, Cl. A			9,399		749,758
Kellogg			41,043		2,720,330
Molson Coors Brewing, Cl. B			27,330		1,860,900
Mondelez International, Cl. A			26,136		1,107,121
PepsiCo			46,547		4,325,613
Philip Morris International			14,265		1,138,347
Rite Aid			84,144	e	694,188
					18,528,173
Energy--7.2%
Anadarko Petroleum			11,760		841,781
EOG Resources			58,215		4,558,817
Occidental Petroleum			108,227		7,901,653

Phillips 66	39,323		3,109,270
Schlumberger	36,225		2,802,728
			19,214,249
Exchange-Traded Funds--.1%
iShares Russell 1000 Value ETF	1,574		152,316
Financial--16.6%
ACE	10,537		1,076,460
American International Group	32,589		1,966,420
Berkshire Hathaway, Cl. B	27,836	e	3,731,137
BlackRock	3,452		1,044,126
Capital One Financial	23,890		1,857,447
Charles Schwab	38,760		1,177,529
Citigroup	114,276		6,111,480
Communications Sales & Leasing	37,929		762,373
E*TRADE Financial	46,399	e	1,219,830
FNF Group	21,671		789,041
Goldman Sachs Group	10,361		1,954,085
Hartford Financial Services Group	31,710		1,457,075
Intercontinental Exchange	7,707		1,760,356
JPMorgan Chase & Co.	117,618		7,539,314
Morgan Stanley	63,026		2,171,246
PNC Financial Services Group	14,486		1,319,964
Prudential Financial	38,109		3,075,396
Regions Financial	73,316		703,100
TD Ameritrade Holding	31,517		1,054,559
Voya Financial	94,521		4,071,965
			44,842,903
Health Care--8.5%
AbbVie	12,996		811,080
Anthem	5,676		800,600
Biogen	5,321	e	1,581,933
Boston Scientific	48,560	e	812,894
Bristol-Myers Squibb	23,450		1,394,571
Cardinal Health	31,532		2,594,138
Eli Lilly & Co.	19,798		1,630,365
Express Scripts Holding	9,637	e	805,653
Medtronic	22,022		1,591,970
Merck & Co.	47,132		2,538,058
Pfizer	185,341		5,971,687
UnitedHealth Group	19,091		2,208,829
			22,741,778
Industrial--4.5%
Delta Air Lines	24,012		1,051,245
FedEx	5,539		834,229
Honeywell International	22,399		2,223,549
Leucadia National	24,555		526,950
Northrop Grumman	9,835		1,610,383
Owens Corning	19,220		851,254
Raytheon	13,566		1,391,329
United Technologies	38,901		3,563,721
			12,052,660
Information Technology--10.5%
Accenture, Cl. A	19,210		1,810,927
Apple	26,797		3,021,630
Applied Materials	71,118		1,143,933

Cisco Systems	206,548		5,345,462
Citrix Systems	7,541	e	513,618
Cognizant Technology Solutions,
Cl. A	15,441	e	971,857
EMC	26,006		646,769
Facebook, Cl. A	13,137	e	1,174,842
Google, Cl. A	2,457	e	1,591,694
Google, Cl. C	3,805	e	2,352,441
Hewlett-Packard	24,561		689,182
Microchip Technology	52,548	c	2,233,290
Oracle	56,495		2,095,400
salesforce.com	12,065	e	836,828
Texas Instruments	25,708		1,229,871
Verizon Communications	15,817		727,740
Visa, Cl. A	25,416		1,812,161
			28,197,645
Materials--3.2%
CF Industries Holdings	13,877		796,262
Martin Marietta Materials	6,601		1,107,648
Mosaic	20,851		851,346
Newmont Mining	48,618		829,909
Packaging Corporation of America	16,373		1,098,792
Potash Corp of Saskatchewan	35,409		920,634
Vulcan Materials	33,062		3,095,264
			8,699,855
Telecommunication Services--2.0%
AT&T	165,804		5,504,693
Total Common Stocks
(cost $164,935,536)			174,087,431
	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.15%, 2/11/16
(cost $39,972)	40,000	[f]	39,969

Other Investment--3.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,669,204)	8,669,204	[g]	8,669,204
Investment of Cash Collateral for
Securities Loaned--1.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,395,736)	4,395,736	[g]	4,395,736
Total Investments (cost $262,630,592)	101.4%		272,302,438
Liabilities, Less Cash and Receivables	(1.4%)		(3,884,204)
Net Assets	100.0%		268,418,234

ETF -- Exchange-Traded Funds
GO -- General Obligation
REIT -- Real Estate Investment Trust

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities were valued at $7,811,206 or 2.9% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At August 31, 2015, the value of the fund's securities on loan was
$21,089,224 and the value of the collateral held by the fund was $21,803,462, consisting of cash collateral of
$4,395,735 and U.S. Government & Agency securities valued at $17,407,727.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Non-income producing security.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized appreciation on investments was $9,671,846 of which $18,341,254 related to appreciated investment securities and $8,669,408 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited)	Value (%)
Common Stocks	64.8
U.S. Government Agencies/Mortgage-Backed	18.0
Corporate Bonds	9.5
Short-Term/Money Market Investments	4.8
Commercial Mortgage-Backed	2.1
Asset-Backed	1.1
Foreign/Governmental	.5
Municipal Bonds	.5
Exchange-Trade Funds	.1
101.4
Based on net assets.

STATEMENT OF FINANCIAL FUTURES
August 31, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 8/31/2015 ($)

Financial Futures Short
U.S. Treasury 10 Year Notes	29	(3,684,813)	December 2015	16,267

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted Quoted	Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	3,089,137	-	3,089,137
Commercial Mortgage-Backed	-	5,749,109	-	5,749,109
Corporate Bonds+	-	25,106,277	-	25,106,277
Equity Securities - Domestic Common Stocks+	173,014,481	-	-	173,014,481
Equity Securities - Foreign Common Stocks+	920,634	-	-	920,634
Exchange-Traded Funds	152,316	-	-	152,316
Foreign Government	-	1,447,652	-	1,447,652
Municipal Bonds+	-	1,241,332	-	1,241,332
Mutual Funds	13,064,940	-	-	13,064,940
U.S. Government Agencies/Mortgage-Backed	-	25,077,243	-	25,077,243
U.S. Treasury	-	23,439,317	-	23,439,317
Other Financial Instruments:
Financial Futures++	16,267	-	-	16,267

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the fund's Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)